Financial Risks - Summary of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Retail receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	¥ 27,638,021	¥ 25,489,945
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	25,420,500	23,068,656
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,994,041	2,225,954
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	223,481	195,335
Retail receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	26,461,932	24,276,931
Retail receivables [Member] | Current [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	25,114,478	22,750,132
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,335,387	1,526,798
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	12,067
Retail receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	984,689	1,036,843
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	306,022	318,524
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	658,638	694,558
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	20,028	23,761
Retail receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	191,401	176,172
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	16	4,598
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	191,385	171,574
Finance lease receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	3,437,970	3,143,424
Finance lease receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	3,340,414	3,057,602
Finance lease receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	67,627	60,316
Finance lease receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	¥ 29,928	¥ 25,506